SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Summary of movements in the Group's share-based payment liabilities

	2021	2020
Share-based payment liabilities at the beginning of the year	636	78
New awards granted	512	—
Remeasurement during the year	1,927	558
Cash payments to employees	(2,169)	—
Conversion from cash-settled to equity-settled share-based payments	(948)	—
Foreign currency exchange loss	42	—
Share-based payment liabilities at the end of the year	—	636

Schedule of movements in the number of RSUs

		Weighted average
		grant date fair
	Number of	value per award,
	RSUs	RUB
Outstanding at December 31, 2020	—	—
Granted during the period	1,427,226	932
Forfeited during the period	—	—
Exercised during the period	—	—
Outstanding at December 31, 2021	1,427,226	932
Exercisable at December 31, 2021	105,215	1,043
Granted during the period	1,688,051	381
Forfeited during the period	(132,656)	933
Exercised during the period	(88,037)	998
Cancelled by the employees	(34,515)	920
Outstanding at December 31, 2022	2,860,069	605
Exercisable at December 31, 2022	792,652	816

Schedule of inputs to the model used for 2021 Plan

	December 31,	December 31,
	2022	2021
Fair value of the RSUs at the grant date, USD	5.46	14.89
Share price at the grant date, USD	6.97	17.62
Exercise price, USD	Nil	Nil
Expected annual volatility, %	59.6%	50.9%
Expected term, years	2.38	2.38
Dividend yield, %	Nil	Nil